UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Hovde Capital Advisors LLC
Address    1826 Jefferson Place, NW
           Washington, D.C. 20036


Form 13F File Number:    028-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Richard J. Perry, Jr.
Title   Managing Member
Phone   (202) 822-8117

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.         Washington, D.C.          August 16, 2010
---------------------------       -------------------       ---------------
[Signature]                       [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
Form 13F Information Table Entry Total:      53
Form 13F Information Table Value Total:      $342,992   (thousands)

List of Other Included Managers:             None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4         COL 5       COL 6     COL 7                COL 8
                                                              US $   SHARES
                                                             VALUE       OR SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105    12329   239500 SH       SOLE    NONE         0         239500   0
AGREE REALTY CORP              COM              008492100     5461   234195 SH       SOLE    NONE         0         234195   0
ALLSTATE CORP                  COM              020002101    12383   431006 SH       SOLE    NONE         0         431006   0
AMERIPRISE FINL INC            COM              03076C106     2493    69000 SH       SOLE    NONE         0          69000   0
ANWORTH MORTGAGE ASSET CP      COM              037347101     5278   741275 SH       SOLE    NONE         0         741275   0
ANNALY CAP MGMT INC            COM              035710409    13065   761833 SH       SOLE    NONE         0         761833   0
ARTIO GLOBAL INVS INC          COM CL A         04315B107     4309   273764 SH       SOLE    NONE         0         273764   0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     8647   349518 SH       SOLE    NONE         0         349518   0
BANCO SANTANDER SA             ADR              05964H105     5208   496000 SH       SOLE    NONE         0         496000   0
BANK OF AMERICA CORPORATION    COM              060505104    10601   737720 SH       SOLE    NONE         0         737720   0
BB&T CORP                      COM              054937107    12508   475400 SH       SOLE    NONE         0         475400   0
BENEFICIAL MUTUAL BANCORP IN   COM              08173R104     2469   249910 SH       SOLE    NONE         0         249910   0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     4253   223246 SH       SOLE    NONE         0         223246   0
COMERICA INC                   COM              200340107    10269   278814 SH       SOLE    NONE         0         278814   0
CME GROUP INC                  COM              12572Q105     8442    29985 SH       SOLE    NONE         0          29985   0
CVB FINL CORP                  COM              126600105      113    11900 SH       SOLE    NONE         0          11900   0
COMMUNITY WEST BANCSHARES      COM              204157101       50    20137 SH       SOLE    NONE         0          20137   0
DISCOVER FINL SVCS             COM              254709108     7461   533700 SH       SOLE    NONE         0         533700   0
EMC INS GROUP INC              COM              268664109     1052    47991 SH       SOLE    NONE         0          47991   0
EPLUS INC                      COM              294268107    15645   894019 SH       SOLE    NONE         0         894019   0
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     9088   449022 SH       SOLE    NONE         0         449022   0
FIRST MERCHANTS CORP           COM              320817109     4811   567287 SH       SOLE    NONE         0         567287   0
FOX CHASE BANCORP              COM              35137T108     1606   167838 SH       SOLE    NONE         0         167838   0
HERITAGE FINL CORP WASH        COM              42722X106     1207    80647 SH       SOLE    NONE         0          80647   0
HATTERAS FINANCIAL CORP        COM              41902R103     2346    84320 SH       SOLE    NONE         0          84320   0
KNIGHT CAP GROUP INC           CL A COM         499005106     9840   713547 SH       SOLE    NONE         0         713547   0
KEYCORP NEW                    COM              493267108    14629  1902358 SH       SOLE    NONE         0        1902358   0
LAKELAND FINL CORP             COM              511656100     5217   261135 SH       SOLE    NONE         0         261135   0
LINCOLN NATL CORP IND          COM              534187109     7476   307777 SH       SOLE    NONE         0         307777   0
LENDER PROCESSING SVCS INC     COM              52602E102    10887   347729 SH       SOLE    NONE         0         347729   0
LOUISIANA PAC CORP             COM              546347105     1970   294500 SH       SOLE    NONE         0         294500   0
MASTERCARD INC                 CL A             57636Q104     5677    28450 SH       SOLE    NONE         0          28450   0
MARSHALL & ILSLEY CORPORATION  COM              571837103     6067   845000 SH       SOLE    NONE         0         845000   0
MFA FINANCIAL INC              COM              55272X102     3483   470673 SH       SOLE    NONE         0         470673   0
M/I HOMES INC                  COM              55305B101     5081   527066 SH       SOLE    NONE         0         527066   0
MORGAN STANLEY                 COM NEW          617446448    12987   559545 SH       SOLE    NONE         0         559545   0
OCEAN SHORE HLDG CO NEW        COM              67501R103     4138   394113 SH       SOLE    NONE         0         394113   0
PNC FINL SVCS GROUP INC        COM              693475105    12537   221900 SH       SOLE    NONE         0         221900   0
PARTNERRE LTD                  COM              G6852T105     3761    53626 SH       SOLE    NONE         0          53626   0
PRUDENTIAL FINL INC            COM              744320102     5441    83700     CALL SOLE    NONE         0          83700   0
REINSURANCE GROUP AMER INC     COM NEW          759351604    19814   433481 SH       SOLE    NONE         0         433481   0
SANDY SPRING BANCORP INC       COM              800363103     1284    91660 SH       SOLE    NONE         0          91660   0
SIMON PPTY GROUP INC NEW       COM              828806109     9973   123500 SH       SOLE    NONE         0         123500   0
STATE STR CORP                 COM              857477103    12101   357794 SH       SOLE    NONE         0         357794   0
STERLING BANCSHARES INC        COM              858907108     3724   790600 SH       SOLE    NONE         0         790600   0
SUSQUEHANNA BANCSHARES INC P   COM              869099101     2236   268400 SH       SOLE    NONE         0         268400   0
SYNOVUS FINL CORP              COM              87161C105     3480  1370000 SH       SOLE    NONE         0        1370000   0
TOLL BROTHERS INC              COM              889478103     7040   430300 SH       SOLE    NONE         0         430300   0
UNITED CMNTY BKS BLAIRSVLE G   CAP STK          90984P105     1258   318542 SH       SOLE    NONE         0         318542   0
UNIVEST CORP PA                COM              915271100     1791   103383 SH       SOLE    NONE         0         103383   0
WADDELL & REED FINL INC        CL A             930059100     1258    57500 SH       SOLE    NONE         0          57500   0
WASHINGTON BKG CO OAK HBR WA   COM              937303105      991    77465 SH       SOLE    NONE         0          77465   0
WHITNEY HLDG CORP              COM              966612103     7757   838647 SH       SOLE    NONE         0         838647   0

Total                                                      $342992

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